Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Wells Fargo Commercial Mortgage Securities, Inc. 30 Hudson Yards New York, New York 10001

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of Wells Fargo Commercial Mortgage Trust 2022-ONL, Commercial Mortgage Pass-Through Certificates, Series 2022-ONL. Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Bank, National Association and Wells Fargo Securities, LLC (together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On February 11, 2022, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by 19 mortgaged properties (the “Mortgage Loan”).

From January 25, 2022 through February 11, 2022, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those

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Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the asset to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such asset or (iii) compliance of the originator of the asset with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

February 11, 2022

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of the Company, with respect to the Mortgage Loan (the “Source Documents”):

Loan agreement, promissory note, guaranty of recourse obligations and deeds of trust (collectively, the “Loan Agreement”);

Settlement statement or closing statement (collectively, the “Settlement Statement”)

Cash management agreement and deposit account control agreement (collectively, the “Cash Management Agreement”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

Ground leases (collectively, the “Ground Lease”);

The real estate property appraisal reports (collectively, the “Appraisal Report”);

Property condition reports (collectively, the “Engineering Report”);

Phase I environmental reports (collectively, the “Phase I Report”);

Underwritten rent roll (the “Rent Roll”);

The underwritten financial summary spreadsheet (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Mortgage Loan Originator	Loan Agreement
3	Mortgage Loan Seller	Identification purposes only - not applicable
4	Property Name	Identification purposes only - not applicable
5	Property Address	Appraisal Report
6	Property City	Appraisal Report
7	Property State	Appraisal Report
8	Property Zip Code	Appraisal Report
9	County	Appraisal Report
10	Building Class	Appraisal Report
11	Year Built	Appraisal Report
12	Year Renovated	Appraisal Report
13	General Property Type	Appraisal Report
14	Specific Property Type	Appraisal Report
15	No. of Units	Rent Roll
16	Unit of Measure	Rent Roll
17	Occupancy	Rent Roll
18	Occupancy % Source Date	Rent Roll
19	Loan Purpose (Acquisition, Refinance)	Loan Agreement
20	Borrower Name	Loan Agreement
21	Borrower Sponsor	Loan Agreement
22	Recourse Carveout Guarantor	Loan Agreement
23	Property Manager	Loan Agreement
24	Note Date	Loan Agreement
25	First Payment Date	Loan Agreement
26	Maturity Date or Anticipated Repayment Date	Loan Agreement
27	Monthly Debt Service Amount	Refer to calculation procedures
28	Mortgage Rate	Loan Agreement
29	Certificate Administrator Fee Rate	None - Company Provided
30	Operating Advisor Fee Rate	None - Company Provided
31	Servicing Fee Rate	None - Company Provided
32	CREFC® License Fee Rate	None - Company Provided
33	Rate Type	Loan Agreement
34	Interest Accrual Basis	Loan Agreement
35	Original Principal Balance	Loan Agreement
36	Loan Level Cut-Off Date Balance	Loan Agreement
37	Property Level Cut-Off Date Balance	Loan Agreement
38	% of Aggregate Cut-off Date Balance	Refer to calculation procedures

	Characteristic	Source Document
39	Balloon Payment	Refer to calculation procedures
40	Prepayment Restriction Code	Loan Agreement
41	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
42	Partial Release and/or Prepayment Description	Loan Agreement
43	Amortization Term (Original)	Loan Agreement
44	Amortization Term (Remaining)	Loan Agreement
45	Loan Term (Original)	Refer to calculation procedures
46	Loan Term (Remaining)	Refer to calculation procedures
47	IO Period	Loan Agreement
48	Seasoning	Refer to calculation procedures
49	Loan Amortization Type	Loan Agreement
50	ARD Loan (Y/N)	Loan Agreement
51	As-Is Appraisal Valuation Date	Appraisal Report
52	Appraised Value	Appraisal Report
53	LTV Adjusted (Y/N)	None - Company Provided
54	LTV Adjustment Amount	Not applicable
55	Cut-Off Date LTV Ratio	Refer to calculation procedures
56	LTV Ratio at Maturity or ARD	Refer to calculation procedures
57	UW NCF DSCR	Refer to calculation procedures
58	Underwritten NOI Debt Yield	Refer to calculation procedures
59	Underwritten NCF Debt Yield	Refer to calculation procedures
60	UW DSCRs Adjusted (Y/N)	None - Company Provided
61	UW DSCR Adjustment Amount	Not applicable
62	UW DYs Adjusted (Y/N)	None - Company Provided
63	UW DY Adjustment Amount	Not applicable
64	Underwritten Net Operating Income	Underwritten Financial Summary Report
65	Underwritten Net Cash Flow	Underwritten Financial Summary Report
66	Most Recent NOI	Underwritten Financial Summary Report
67	Lien Position	Title Policy
68	Title Vesting (Fee/Leasehold/Both)	Title Policy
69	Ground Lease Initial Expiration Date	Ground Lease
70	Type of Lockbox	Cash Management Agreement
71	Engineering Escrow/Deferred Maintenance	Loan Agreement
72	Environmental Escrow	Loan Agreement
73	Springing Environmental Escrow Description	Loan Agreement
74	Tax Escrow (Initial)	Loan Agreement/Settlement Statement
75	Tax Escrow (Monthly)	Loan Agreement
76	Springing Tax Escrow Description	Loan Agreement

	Characteristic	Source Document
77	Insurance Escrow (Initial)	Loan Agreement/Settlement Statement
78	Insurance Escrow (Monthly)	Loan Agreement
79	Springing Insurance Escrow Description	Loan Agreement
80	Replacement Reserve (Initial)	Loan Agreement
81	Replacement Reserve (Monthly)	Loan Agreement
82	Springing Replacement Reserve Description	Loan Agreement
83	TI/LC Reserve (Initial)	Loan Agreement
84	TI/LC Reserve (Monthly)	Loan Agreement
85	Springing TI/LC Reserve Description	Loan Agreement
86	Other Escrow I Reserve Description	Loan Agreement
87	Other Escrow I (Initial)	Loan Agreement
88	Other Escrow I (Monthly)	Loan Agreement
89	Springing Other Escrow I Reserve Description	Loan Agreement
90	Other Escrow II Reserve Description	Loan Agreement
91	Other Escrow II (Initial)	Loan Agreement
92	Other Escrow II (Monthly)	Loan Agreement
93	Springing Other Escrow II Reserve Description	Loan Agreement
94	Other Escrow III Reserve Description	Loan Agreement
95	Other Escrow III (Initial)	Loan Agreement
96	Other Escrow III (Monthly)	Loan Agreement
97	Springing Other Escrow III Reserve Description	Loan Agreement
98	Other Escrow IV Reserve Description	Loan Agreement
99	Other Escrow IV (Initial)	Loan Agreement
100	Other Escrow IV (Monthly)	Loan Agreement
101	Springing Other Escrow IV Reserve Description	Loan Agreement
102	Pari Passu Debt (Y/N)	Loan Agreement
103	Total Pari Passu Cut-Off Date Principal Balance	Not applicable
104	Trust Component % of Pari Passu	Not applicable
105	Existing Subordinate Secured Debt (Y/N)	Loan Agreement
106	Sub Sec Debt Description	Not applicable
107	Sub Sec Debt Original Principal Balance	Not applicable
108	Sub Sec Debt Cut-Off Date Principal Balance	Not applicable
109	Existing Mezzanine Debt (Y/N)	Loan Agreement
110	Mezzanine Debt Cut-Off Date Principal Balance	Not applicable

	Characteristic	Source Document
111	Existing Unsecured Debt (Y/N)	Loan Agreement
112	Unsecured Debt Cut-Off Date Principal Balance	Not applicable
113	Future Secured Debt Permitted (Y/N)	Loan Agreement
114	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
115	Future Unsecured Debt Permitted (Y/N)	Loan Agreement
116	Environmental Phase I Report Firm	Phase I Report
117	Environmental Phase I Report Date	Phase I Report
118	Engineering Report Firm	Engineering Report
119	Engineering Report Date	Engineering Report
120	Seismic PML %	Not applicable
121	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Not applicable
122	Single-Tenant (Y/N)	Rent Roll
123	Largest Tenant Name	Rent Roll
124	Largest Tenant SqFt	Rent Roll
125	Largest Tenant Exp. Date	Rent Roll
126	2nd Largest Tenant Name	Rent Roll
127	2nd Largest Tenant SqFt	Rent Roll
128	2nd Largest Tenant Exp. Date	Rent Roll
129	3rd Largest Tenant Name	Rent Roll
130	3rd Largest Tenant SqFt	Rent Roll
131	3rd Largest Tenant Exp. Date	Rent Roll

Calculation Procedures

With respect to Characteristic 27, we recomputed the Monthly Debt Service Amount by dividing (i) the product of (a) the Loan Level Cut-Off Date Balance, (b) the Mortgage Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 38, we recomputed the % of Aggregate Cut-off Date Balance by dividing the (i) Loan Level Cut-Off Date Balance by (ii) sum of each of the mortgaged properties’ Property Level Cut-Off Date Balance.

With respect to Characteristic 39, we set the Balloon Payment equal to the Loan Level Cut-Off Date Balance.

With respect to Characteristic 45, we recomputed the Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 46, we recomputed the Loan Term (Remaining) by subtracting the (i) Seasoning from (ii) Loan Term (Original).

With respect to Characteristic 48, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of March 11, 2022 (the “Cut-Off Date,” as stipulated by representatives of the Company), but to a result not less than zero.

With respect to Characteristic 55, we recomputed the Cut-off Date LTV Ratio by dividing the (i) Loan Level Cut-Off Date Balance by (ii) Appraised Value.

With respect to Characteristic 56, we recomputed the LTV Ratio at Maturity or ARD by dividing the (i) Balloon Payment by (ii) Appraised Value.

With respect to Characteristic 57, we recomputed the UW NCF DSCR by dividing the (i) Underwritten Net Cash Flow by (ii) product of (a) the Loan Level Cut-Off Date Balance, (b) Mortgage Rate and (c) 365/360.

With respect to Characteristic 58, we recomputed the Cut-Off Date Underwritten NOI Debt Yield by dividing the (i) Underwritten Net Operating Income by (ii) Loan Level Cut-Off Date Balance.

With respect to Characteristic 59, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten Net Cash Flow by (ii) Loan Level Cut-Off Date Balance.